United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Hermes Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/23

Date of Reporting Period: Six months ended 05/31/23

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2023

Share Class | Ticker	A | CAPAX	C | CAPCX	F | CAPFX
	R | CAPRX	Institutional | CAPSX

Federated Hermes Capital Income Fund
Fund Established 1988

A Portfolio of Federated Hermes Income Securities Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2022 through May 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2023, the Fund’s portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Domestic Equity Securities	40.1%
Domestic Fixed-Income Securities	19.0%
Mortgage Backed Securities	13.7%
International Fixed-Income Securities	12.4%
Foreign Governments/Agencies	6.1%
Collateralized Mortgage Obligations	2.2%
Asset-Backed Securities	0.5%
Other Security Types[2]	0.7%
Cash Equivalents[3]	1.8%
Derivative Contracts	(0.1)%
Other Assets and Liabilities—Net[4]	3.6%
TOTAL	100%
At May 31, 2023, the Fund’s sector composition5 for its equity securities (excluding exchange-traded funds) was as follows:
Sector Composition	Percentage of Equity Securities
Information Technology	18.6%
Health Care	15.9%
Financials	14.1%
Communication Services	9.2%
Consumer Staples	8.3%
Consumer Discretionary	7.7%
Utilities	6.6%
Industrials	6.3%
Energy	5.9%
Real Estate	3.8%
Materials	3.6%
Total	100%

1
See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

2	Other Security Types consists of purchased put options and international equity securities.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

5
Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2023 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— 36.7%
		Communication Services— 2.9%
44,552	[1]	Alphabet, Inc., Class A	$ 5,474,104
277,939		AT&T, Inc.	4,371,980
35,996		Comcast Corp., Class A	1,416,443
43,746		Deutsche Telekom AG, Class REG	970,099
12,281	[1]	Meta Platforms, Inc.	3,251,026
4,781	[1]	Netflix, Inc.	1,889,595
23,310		Verizon Communications, Inc.	830,535
16,208	[1]	Walt Disney Co.	1,425,656
102,321	[1]	Warner Bros. Discovery, Inc.	1,154,181
		TOTAL	20,783,619
		Consumer Discretionary— 2.3%
18,279	[1]	Amazon.com, Inc.	2,204,082
31,140		Burberry Group PLC	835,891
11,748		D. R. Horton, Inc.	1,255,156
34,504		Foot Locker, Inc.	873,641
66,061		General Motors Co.	2,141,037
5,092		Home Depot, Inc.	1,443,327
8,559		McDonald’s Corp.	2,440,257
7,380		Nike, Inc., Class B	776,819
12,688		Starbucks Corp.	1,238,856
71,303		The Wendy’s Co.	1,569,379
18,803		TJX Cos., Inc.	1,443,882
		TOTAL	16,222,327
		Consumer Staples— 3.3%
6,795		Constellation Brands, Inc., Class A	1,650,981
4,284		Costco Wholesale Corp.	2,191,523
14,355		Estee Lauder Cos., Inc., Class A	2,641,751
8,084		Hershey Foods Corp.	2,099,415
34,035		Philip Morris International, Inc.	3,063,490
16,044		Procter & Gamble Co.	2,286,270
5,709		Target Corp.	747,479
54,675		The Coca-Cola Co.	3,261,910
24,947		Unilever PLC	1,252,434
30,296		WalMart, Inc.	4,449,574
		TOTAL	23,644,827
		Energy— 2.4%
26,186		Chevron Corp.	3,944,135
33,551		ConocoPhillips	3,331,614
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Energy— continued
59,191		Exxon Mobil Corp.	$ 6,048,136
18,774		Schlumberger Ltd.	804,091
14,501		TotalEnergies SE	819,201
17,640		Valero Energy Corp.	1,888,186
		TOTAL	16,835,363
		Financials— 5.6%
26,323		Allstate Corp.	2,854,729
13,732		American Express Co.	2,177,346
37,823		American International Group, Inc.	1,998,189
136,209		Bank of America Corp.	3,785,248
2,202		BlackRock, Inc.	1,447,925
15,228		Chubb Ltd.	2,829,362
4,139		Goldman Sachs Group, Inc.	1,340,622
21,203		Hartford Financial Services Group, Inc.	1,452,830
22,022		Intercontinental Exchange, Inc.	2,333,231
42,574		JPMorgan Chase & Co.	5,777,718
12,193		M&T Bank Corp.	1,452,918
18,903	[1]	PayPal Holdings, Inc.	1,171,797
11,358		Progressive Corp., OH	1,452,802
6,411		S&P Global, Inc.	2,355,594
15,482		Visa, Inc., Class A	3,421,986
112,091		Wells Fargo & Co.	4,462,343
		TOTAL	40,314,640
		Health Care— 5.9%
17,839		Abbott Laboratories	1,819,578
64,002	[1]	Avantor, Inc.	1,276,200
19,522		Bristol-Myers Squibb Co.	1,257,998
9,204		Danaher Corp.	2,113,422
149,670	[1]	Elanco Animal Health, Inc.	1,219,810
10,194		Eli Lilly & Co.	4,377,915
11,701		Gilead Sciences, Inc.	900,275
4,208		Humana, Inc.	2,111,869
48,200		Johnson & Johnson	7,473,892
3,994		McKesson Corp.	1,561,015
16,681		Medtronic PLC	1,380,520
29,299		Merck & Co., Inc.	3,234,903
104,171		Pfizer, Inc.	3,960,581
9,450		Sanofi	959,889
17,298	[1]	Tenet Healthcare Corp.	1,231,618
5,102		Thermo Fisher Scientific, Inc.	2,594,163
7,050		UnitedHealth Group, Inc.	3,435,042
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS— continued
		Health Care— continued
12,330		Zimmer Biomet Holdings, Inc.	$ 1,570,102
		TOTAL	42,478,792
		Industrials— 2.4%
7,388	[1]	Boeing Co.	1,519,712
2,569		Deere & Co.	888,823
12,375		Dover Corp.	1,649,959
7,785		Honeywell International, Inc.	1,491,606
8,147		Hunt (J.B.) Transportation Services, Inc.	1,360,304
18,179		Knight-Swift Transportation Holdings, Inc.	999,663
10,807		L3Harris Technologies, Inc.	1,901,167
7,568		Parker-Hannifin Corp.	2,425,090
36,758		Stanley Black & Decker, Inc.	2,755,747
14,042		Waste Management, Inc.	2,273,681
		TOTAL	17,265,752
		Information Technology— 7.4%
5,593		Accenture PLC	1,711,011
2,531	[1]	Adobe, Inc.	1,057,426
6,721		Analog Devices, Inc.	1,194,255
62,483		Apple, Inc.	11,075,112
6,999		Applied Materials, Inc.	932,967
4,513		Broadcom, Inc.	3,646,323
65,371		Cisco Systems, Inc.	3,246,978
27,552		IBM Corp.	3,542,912
81,287		Intel Corp.	2,555,663
18,387		Microchip Technology, Inc.	1,383,806
44,034		Microsoft Corp.	14,460,325
16,712		MKS Instruments, Inc.	1,626,245
3,982		Motorola Solutions, Inc.	1,122,605
5,663		NVIDIA Corp.	2,142,539
11,838	[1]	Salesforce, Inc.	2,644,372
8,426		TE Connectivity Ltd.	1,032,016
		TOTAL	53,374,555
		Materials— 1.4%
41,325		Freeport-McMoRan, Inc.	1,419,101
8,560		Linde PLC	3,027,330
16,786		LyondellBasell Industries N.V.	1,435,874
67,816	[1]	MP Materials Corp.	1,405,148
14,267		Vulcan Materials Co.	2,789,198
		TOTAL	10,076,651
		Real Estate— 1.5%
11,176		American Tower Corp.	2,061,301
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS— continued
	Real Estate— continued
3,479	Equinix, Inc.	$ 2,593,768
30,324	NNN REIT, Inc.	1,289,983
17,672	ProLogis, Inc.	2,201,048
76,939	RLJ Lodging Trust	790,933
8,559	Simon Property Group, Inc.	899,979
8,001	Sun Communities, Inc.	1,013,167
	TOTAL	10,850,179
	Utilities— 1.6%
151,125	CenterPoint Energy, Inc.	4,263,236
36,831	NextEra Energy, Inc.	2,705,605
68,273	Southern Co.	4,762,042
	TOTAL	11,730,883
	TOTAL COMMON STOCKS (IDENTIFIED COST $263,889,726)	263,577,588
	U.S. TREASURIES— 12.4%
	U.S. Treasury Bond— 5.2%
$44,100,000	United States Treasury Bond, 3.000%, 8/15/2052	37,437,262
	U.S. Treasury Note— 7.2%
23,900,000	United States Treasury Note, 2.750%, 8/15/2032	22,219,125
8,500,000	United States Treasury Note, 3.625%, 3/31/2028	8,434,922
21,100,000	United States Treasury Note, 4.250%, 5/31/2025	21,040,656
	TOTAL	51,694,703
	TOTAL U.S. TREASURIES (IDENTIFIED COST $94,049,536)	89,131,965
	CORPORATE BONDS— 3.2%
	Basic Industry - Metals & Mining— 0.0%
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	166,260
75,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	67,913
35,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	23,216
	TOTAL	257,389
	Capital Goods - Aerospace & Defense— 0.1%
200,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	181,764
225,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	203,561
30,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	21,620
50,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	48,297
130,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	118,841
170,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	160,195
100,000	Raytheon Technologies Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	101,773
	TOTAL	836,051
	Capital Goods - Building Materials— 0.0%
40,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	35,750
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS— continued
	Capital Goods - Building Materials— continued
$ 180,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	$ 169,012
	TOTAL	204,762
	Capital Goods - Diversified Manufacturing— 0.0%
25,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	21,907
90,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	78,949
100,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	89,006
	TOTAL	189,862
	Communications - Cable & Satellite— 0.1%
95,000	Charter Communications Operating, LLC / Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	91,147
400,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	375,998
200,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	191,458
	TOTAL	658,603
	Communications - Media & Entertainment— 0.1%
50,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	30,736
150,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	125,831
40,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	30,911
100,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	87,418
100,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	80,967
60,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	60,146
	TOTAL	416,009
	Communications - Telecom Wireless— 0.1%
150,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	136,719
100,000	T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	83,070
210,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	209,941
150,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	143,391
	TOTAL	573,121
	Communications - Telecom Wirelines— 0.1%
200,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	182,891
85,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	60,852
190,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	174,666
150,000	Rogers Communications, Inc., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2042	124,407
110,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	80,106
	TOTAL	622,922
	Consumer Cyclical - Automotive— 0.1%
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	130,616
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	200,594
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	83,290
75,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	76,169
30,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	29,724
150,000	Mercedes-Benz Finance NA LLC, Unsecd. Note, 144A, 4.800%, 3/30/2026	149,882
	TOTAL	670,275
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS— continued
	Consumer Cyclical - Retailers— 0.1%
$ 150,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	$ 135,256
150,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	107,301
80,000	AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	67,668
25,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	23,271
125,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	113,010
75,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	75,228
200,000	Home Depot, Inc., Sr. Unsecd. Note, 2.500%, 4/15/2027	187,414
150,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	138,056
	TOTAL	847,204
	Consumer Cyclical - Services— 0.0%
200,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	194,691
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	75,551
	TOTAL	270,242
	Consumer Non-Cyclical - Food/Beverage— 0.1%
250,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	237,655
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	133,163
45,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	34,495
200,000	Grupo Bimbo S.A.B. de C.V., Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	197,131
150,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	126,265
130,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	102,452
150,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	141,473
	TOTAL	972,634
	Consumer Non-Cyclical - Health Care— 0.0%
55,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	45,472
125,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	84,214
	TOTAL	129,686
	Consumer Non-Cyclical - Pharmaceuticals— 0.1%
235,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	213,401
200,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	200,793
190,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	190,207
60,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	48,576
200,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	178,490
	TOTAL	831,467
	Consumer Non-Cyclical - Products— 0.0%
65,000	Church & Dwight Co., Inc., Sr. Unsecd. Note, 2.300%, 12/15/2031	53,789
	Consumer Non-Cyclical - Tobacco— 0.1%
110,000	Altria Group, Inc., Sr. Unsecd. Note, 2.450%, 2/4/2032	86,188
85,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	55,165
150,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	153,890
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS— continued
		Consumer Non-Cyclical - Tobacco— continued
$ 320,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	$ 317,937
		TOTAL	613,180
		Energy - Independent— 0.0%
145,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	136,775
		Energy - Integrated— 0.0%
50,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	48,257
		Energy - Midstream— 0.1%
105,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	101,662
125,000		MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	103,037
200,000		ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	192,458
30,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	26,494
		TOTAL	423,651
		Energy - Oil Field Services— 0.0%
105,000		Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	105,778
		Energy - Refining— 0.0%
140,000		Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	132,948
		Financial Institution - Banking— 0.7%
400,000		Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	336,323
200,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	172,445
150,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	144,640
125,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	123,491
175,000		Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	170,096
800,000		Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	751,606
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	228,391
70,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	65,797
100,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	84,854
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 4/1/2025	241,537
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	282,846
250,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	241,226
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.083%, 4/22/2026	235,191
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	84,686
600,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	571,048
80,000		Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	77,302
100,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	96,082
350,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	360,682
100,000		Northern Trust Corp., Sub., 6.125%, 11/2/2032	104,968
150,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.887%, 6/7/2029	124,744
210,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	197,678
275,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	256,693
60,000	[2]	Wells Fargo & Co., Sr. Unsecd. Note, 5.389% (SOFR +2.020%), 4/24/2034	60,115
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS— continued
	Financial Institution - Banking— continued
$ 100,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	$ 86,606
100,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	96,556
	TOTAL	5,195,603
	Financial Institution - Broker/Asset Mgr/Exchange— 0.0%
50,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	38,736
	Financial Institution - Finance Companies— 0.1%
175,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	139,437
75,000	Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	74,171
80,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	80,011
	TOTAL	293,619
	Financial Institution - Insurance - Life— 0.1%
200,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	170,589
340,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	256,544
	TOTAL	427,133
	Financial Institution - Insurance - P&C— 0.1%
250,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	323,365
	Financial Institution - REIT - Apartment— 0.1%
195,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	183,947
250,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	245,129
	TOTAL	429,076
	Financial Institution - REIT - Healthcare— 0.0%
200,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	189,602
110,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	90,894
	TOTAL	280,496
	Financial Institution - REIT - Office— 0.1%
130,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	95,537
300,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	268,725
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	27,376
	TOTAL	391,638
	Financial Institution - REIT - Other— 0.0%
115,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	104,525
	Financial Institution - REIT - Retail— 0.0%
160,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	150,864
	Technology— 0.2%
95,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	87,471
5,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	3,745
155,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	138,847
135,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	129,042
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS— continued
	Technology— continued
$ 150,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	$ 137,438
100,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	105,814
250,000	Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	272,441
20,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	17,889
125,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	126,660
40,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	35,435
35,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	27,520
	TOTAL	1,082,302
	Technology Services— 0.0%
40,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	33,352
	Transportation - Airlines— 0.3%
2,000,000	American Airlines Group, Inc., Conv. Bond, 6.500%, 7/1/2025	2,302,220
	Transportation - Railroads— 0.0%
105,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.500%, 5/1/2050	79,568
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	57,031
	TOTAL	136,599
	Transportation - Services— 0.0%
120,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	93,197
135,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	130,100
	TOTAL	223,297
	Utility - Electric— 0.4%
80,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	81,660
75,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	62,540
150,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	126,121
125,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	128,570
100,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2027	100,295
40,000	Duke Energy Ohio, Inc., Term Loan - 1st Lien, 5.250%, 4/1/2033	40,587
300,000	Enel Finance International SA, Company Guarantee, 144A, 6.000%, 10/7/2039	293,166
280,000	Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	231,790
290,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	277,462
30,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	23,757
80,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	65,775
230,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	225,751
100,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	99,105
130,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	109,489
150,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	144,974
45,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	39,373
175,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	163,490
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS— continued
		Utility - Electric— continued
$ 280,000		Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	$ 268,169
45,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	39,137
		TOTAL	2,521,211
		Utility - Natural Gas— 0.0%
250,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	204,310
		TOTAL CORPORATE BONDS (IDENTIFIED COST $24,838,761)	23,132,951
		PREFERRED STOCKS— 3.2%
		Communication Services— 0.8%
47,114		Google, Issued by JP Morgan Chase & Co., ELN, 2.000%, 9/27/23	5,653,209
		Consumer Discretionary— 0.8%
15,800		Aptiv PLC, Conv. Pfd., Series A, 5.500%	1,575,734
36,835		Amazon, Issued by JP Morgan & Chase Co., ELN, 5.000%, 10/13/23	4,229,027
		TOTAL	5,804,761
		Health Care— 0.4%
62,000		Becton Dickinson & Co., Conv. Pfd., 6.000%	2,985,920
		Industrials— 0.2%
25,000		Clarivate PLC, Conv. Pfd., 5.250%	885,250
		Utilities— 1.0%
45,336		AES Corp., Conv. Bond, 6.875%	3,541,648
82,000		NextEra Energy, Inc., Conv. Pfd., 6.926%	3,758,880
		TOTAL	7,300,528
		PREFERRED STOCKS (IDENTIFIED COST $24,339,373)	22,629,668
		COLLATERALIZED MORTGAGE OBLIGATIONS— 1.4%
		Commercial Mortgage— 0.9%
$ 285,000		Bank 2022-BNK40, Class A4, 3.506%, 3/15/2064	250,281
875,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	835,292
1,225,000	[2]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	1,174,525
2,000,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	1,891,721
400,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	371,277
2,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	1,832,823
		TOTAL	6,355,919
		Federal Home Loan Mortgage Corporation REMIC— 0.3%
1,025,000		Federal Home Loan Mortgage Corp. REMIC, Series K054, Class A2, 2.745%, 1/25/2026	980,208
600,000		Federal Home Loan Mortgage Corp. REMIC, Series K109, Class A2, 1.558%, 4/25/2030	501,345
971,994		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	865,616
		TOTAL	2,347,169
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Non-Agency Mortgage— 0.2%
$ 1,853,508		GS Mortgage-Backed Securities 2022-PJ3, Class A4, 2.500%, 8/25/2052	$ 1,501,920
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $11,322,876)	10,205,008
		ASSET-BACKED SECURITY— 0.1%
		Other— 0.1%
735,013		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039 (IDENTIFIED COST $728,067)	693,374
		WARRANT— 0.0%
		Materials— 0.0%
4,803	[1]	Hercules, Inc., Warrants (IDENTIFIED COST $0)	224,195
		PURCHASED PUT OPTION— 0.1%
5,000		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $208,925,000, Exercise Price $365, Expiration Date 7/21/2023 (IDENTIFIED COST $945,200)	627,500
		INVESTMENT COMPANIES— 42.1%
13,179,092		Emerging Markets Core Fund	101,874,380
5,978,938		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.15%[3]	5,977,742
15,890,638		High Yield Bond Core Fund	83,743,664
13,057,458		Mortgage Core Fund	110,074,371
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $378,465,056)	301,670,157
		TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $798,578,595)[4]	711,892,406
		OTHER ASSETS AND LIABILITIES - NET—0.8%[5]	5,520,246
		TOTAL NET ASSETS—100%	$717,412,652
Semi-Annual Shareholder Report

At May 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	83	$17,083,734	September 2023	$36,763
United States Treasury Notes 5-Year Long Futures	640	$69,810,000	September 2023	$251,883
United States Treasury Notes 10-Year Ultra Long Futures	268	$32,281,438	September 2023	$319,741
Short Futures:
United States Treasury Notes 10-Year Short Futures	7	$801,281	September 2023	$(5,813)
United States Treasury Ultra Bond Short Futures	484	$66,247,500	September 2023	$(1,252,224)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(649,650)
At May 31, 2023, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 05/31/2023	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
Citigroup, Inc.	Pay Periodic Fee on CDX	Pay	(5.000)%	12/20/2027	4.61%	$7,425,000	$116,019	$(50,660)	$166,679
TOTAL CREDIT DEFAULT SWAPS							$116,019	$(50,660)	$166,679
At May 31, 2023, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Put Option:
JP Morgan	SPDR S&P 500 ETF Trust	(5,000)	$208,925,000	July 2023	$350.00	$(422,500)
(Premium Received $604,795)						$(422,500)
Net Unrealized Appreciation/Depreciation on Futures Contracts, Swap Contracts and Value of Written Options is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2023, were as follows:
Affiliates	Value as of 11/30/2022	Purchases at Cost	Proceeds from Sales
Emerging Markets Core Fund	$81,091,429	$23,000,000	$—
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$43,085,160	$126,588,809	$(163,711,918)
High Yield Bond Core Fund	$84,061,474	$—	$—
Mortgage Core Fund	$144,159,638	$3,112,151	$(37,098,292)
TOTAL OF AFFILIATED TRANSACTIONS	$352,397,701	$152,700,960	$(200,810,210)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 5/31/2023	Shares Held as of 5/31/2023	Dividend Income
$(2,217,049)	$—	$101,874,380	13,179,092	$3,319,561
$12,317	$3,374	$5,977,742	5,978,938	$667,939
$(317,810)	$—	$83,743,664	15,890,638	$2,835,316
$1,867,159	$(1,966,285)	$110,074,371	13,057,458	$2,412,312
$(655,383)	$(1,962,911)	$301,670,157	48,106,126	$9,235,128

1	Non-income-producing security.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $798,578,595.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$246,519,872	$—	$—	$246,519,872
International	12,220,203	4,837,513	—	17,057,716
Preferred Stocks
Domestic	20,168,684	—	—	20,168,684
International	2,460,984	—	—	2,460,984
Semi-Annual Shareholder Report

Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$89,131,965	$—	$89,131,965
Corporate Bonds	—	23,132,951	—	23,132,951
Collateralized Mortgage Obligations	—	10,205,008	—	10,205,008
Asset-Backed Security	—	693,374	—	693,374
Warrant	—	224,195	—	224,195
Purchased Put Option	627,500	—	—	627,500
Investment Companies	301,670,157	—	—	301,670,157
TOTAL SECURITIES	$583,667,400	$128,225,006	$—	$711,892,406
Other Financial Instruments:
Assets
Futures Contracts	$608,387	$—	$—	$608,387
Swap Contracts	116,019	—	—	116,019
Liabilities
Futures Contracts	(1,258,037)	—	—	(1,258,037)
Written Options Contracts	(422,500)	—	—	(422,500)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(956,131)	$—	$—	$(956,131)

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
ELN	—Equity-Linked Notes
ETF	—Exchange-Traded Fund
FHLMC	—Federal Home Loan Mortgage Corporation
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
SPDR	—Standard & Poor’s Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$7.81	$8.82	$8.31	$7.94	$7.64	$8.11
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.28	0.30	0.28	0.28	0.32
Net realized and unrealized gain (loss)	(0.18)	(1.01)	0.52	0.38	0.31	(0.46)
Total From Investment Operations	(0.04)	(0.73)	0.82	0.66	0.59	(0.14)
Less Distributions:
Distributions from net investment income	(0.14)	(0.28)	(0.31)	(0.29)	(0.29)	(0.33)
Net Asset Value, End of Period	$7.63	$7.81	$8.82	$8.31	$7.94	$7.64
Total Return[2]	(0.55)%	(8.33)%	9.89%	8.57%	7.89%	(1.79)%
Ratios to Average Net Assets:
Net expenses[3]	0.88%[4]	0.88%	0.88%	0.88%	0.88%	0.88%
Net investment income	3.75%[4]	3.42%	3.39%	3.58%	3.66%	4.05%
Expense waiver/reimbursement[5]	0.21%[4]	0.20%	0.18%	0.19%	0.19%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$449,907	$454,119	$481,531	$426,630	$435,330	$487,934
Portfolio turnover[6]	30%	81%	57%	80%	59%	105%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$7.81	$8.83	$8.31	$7.95	$7.64	$8.11
Income From Investment Operations:
Net investment income (loss)[1]	0.11	0.20	0.23	0.22	0.22	0.26
Net realized and unrealized gain (loss)	(0.18)	(1.01)	0.52	0.36	0.32	(0.46)
Total From Investment Operations	(0.07)	(0.81)	0.75	0.58	0.54	(0.20)
Less Distributions:
Distributions from net investment income	(0.10)	(0.21)	(0.23)	(0.22)	(0.23)	(0.27)
Net Asset Value, End of Period	$7.64	$7.81	$8.83	$8.31	$7.95	$7.64
Total Return[2]	(0.85)%	(9.21)%	9.11%	7.53%	7.15%	(2.55)%
Ratios to Average Net Assets:
Net expenses[3]	1.72%[4]	1.71%	1.71%	1.71%	1.69%	1.64%
Net investment income	2.88%[4]	2.44%	2.58%	2.77%	2.84%	3.29%
Expense waiver/reimbursement[5]	0.13%[4]	0.12%	0.11%	0.12%	0.12%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$51,445	$82,112	$189,314	$252,421	$335,247	$423,771
Portfolio turnover[6]	30%	81%	57%	80%	59%	105%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$7.80	$8.81	$8.30	$7.94	$7.63	$8.11
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.28	0.30	0.28	0.28	0.32
Net realized and unrealized gain (loss)	(0.18)	(1.01)	0.52	0.36	0.32	(0.47)
Total From Investment Operations	(0.04)	(0.73)	0.82	0.64	0.60	(0.15)
Less Distributions:
Distributions from net investment income	(0.14)	(0.28)	(0.31)	(0.28)	(0.29)	(0.33)
Net Asset Value, End of Period	$7.62	$7.80	$8.81	$8.30	$7.94	$7.63
Total Return[2]	(0.56)%	(8.35)%	9.89%	8.44%	8.02%	(1.93)%
Ratios to Average Net Assets:
Net expenses[3]	0.89%[4]	0.89%	0.89%	0.89%	0.89%	0.89%
Net investment income	3.74%[4]	3.38%	3.38%	3.57%	3.65%	4.04%
Expense waiver/reimbursement[5]	0.20%[4]	0.18%	0.17%	0.18%	0.17%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$85,234	$91,759	$116,303	$121,891	$133,595	$152,820
Portfolio turnover[6]	30%	81%	57%	80%	59%	105%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$7.82	$8.84	$8.32	$7.95	$7.65	$8.12
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.27	0.29	0.27	0.27	0.31
Net realized and unrealized gain (loss)	(0.19)	(1.02)	0.53	0.37	0.31	(0.46)
Total From Investment Operations	(0.05)	(0.75)	0.82	0.64	0.58	(0.15)
Less Distributions:
Distributions from net investment income	(0.13)	(0.27)	(0.30)	(0.27)	(0.28)	(0.32)
Net Asset Value, End of Period	$7.64	$7.82	$8.84	$8.32	$7.95	$7.65
Total Return[2]	(0.59)%	(8.51)%	9.87%	8.37%	7.68%	(1.99)%
Ratios to Average Net Assets:
Net expenses[3]	0.97%[4]	0.98%	1.01%	1.03%	1.07%	1.09%
Net investment income	3.67%[4]	3.36%	3.26%	3.45%	3.48%	3.84%
Expense waiver/reimbursement[5]	0.38%[4]	0.37%	0.36%	0.37%	0.36%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,269	$1,160	$1,088	$1,066	$1,085	$1,076
Portfolio turnover[6]	30%	81%	57%	80%	59%	105%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$7.82	$8.83	$8.32	$7.95	$7.65	$8.12
Income From Investment Operations:
Net investment income (loss)[1]	0.15	0.30	0.32	0.30	0.30	0.34
Net realized and unrealized gain (loss)	(0.18)	(1.01)	0.52	0.37	0.31	(0.46)
Total From Investment Operations	(0.03)	(0.71)	0.84	0.67	0.61	(0.12)
Less Distributions:
Distributions from net investment income	(0.15)	(0.30)	(0.33)	(0.30)	(0.31)	(0.35)
Net Asset Value, End of Period	$7.64	$7.82	$8.83	$8.32	$7.95	$7.65
Total Return[2]	(0.42)%	(8.09)%	10.15%	8.84%	8.15%	(1.54)%
Ratios to Average Net Assets:
Net expenses[3]	0.63%[4]	0.63%	0.63%	0.63%	0.63%	0.63%
Net investment income	4.00%[4]	3.63%	3.62%	3.84%	3.90%	4.30%
Expense waiver/reimbursement[5]	0.21%[4]	0.21%	0.18%	0.20%	0.18%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$129,558	$145,677	$184,251	$148,479	$177,672	$252,899
Portfolio turnover[6]	30%	81%	57%	80%	59%	105%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2023 (unaudited)

Assets:
Investment in securities, at value including $301,670,157 of investments in affiliated holdings* (identified cost $798,578,595, including $378,465,056 of identified cost in affiliated holdings)	$711,892,406
Due from broker (Note 2)	207,273
Income receivable	2,318,719
Income receivable from affiliated holdings	1,505,966
Swaps, at value (premium received $50,660)	116,019
Receivable for investments sold	3,278,043
Receivable for shares sold	132,840
Total Assets	719,451,266
Liabilities:
Payable for shares redeemed	1,007,439
Written options outstanding, at value (premium received $604,795)	422,500
Payable to bank	53,997
Payable for variation margin on futures contracts	137,643
Payable for periodic payments to swap contracts	97,765
Payable for investment adviser fee (Note 5)	9,226
Payable for administrative fee (Note 5)	1,533
Payable for custodian fees	18,266
Payable for insurance premiums	3,762
Payable for portfolio accounting fees	44,617
Payable for distribution services fee (Note 5)	33,991
Payable for other service fees (Notes 2 and 5)	113,459
Accrued expenses (Note 5)	94,416
Total Liabilities	2,038,614
Net assets for 94,013,291 shares outstanding	$717,412,652
Net Assets Consist of:
Paid-in capital	$984,013,769
Total distributable earnings (loss)	(266,601,117)
Total Net Assets	$717,412,652
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($449,907,393 ÷ 58,963,431 shares outstanding), no par value, unlimited shares authorized	$7.63
Offering price per share (100/94.50 of $7.63)	$8.07
Redemption proceeds per share	$7.63
Class C Shares:
Net asset value per share ($51,445,494 ÷ 6,737,959 shares outstanding), no par value, unlimited shares authorized	$7.64
Offering price per share	$7.64
Redemption proceeds per share (99.00/100 of $7.64)	$7.56
Class F Shares:
Net asset value per share ($85,233,501 ÷ 11,184,083 shares outstanding), no par value, unlimited shares authorized	$7.62
Offering price per share (100/99.00 of $7.62)	$7.70
Redemption proceeds per share (99.00/100 of $7.62)	$7.54
Class R Shares:
Net asset value per share ($1,268,680 ÷ 165,990 shares outstanding), no par value, unlimited shares authorized	$7.64
Offering price per share	$7.64
Redemption proceeds per share	$7.64
Institutional Shares:
Net asset value per share ($129,557,584 ÷ 16,961,828 shares outstanding), no par value, unlimited shares authorized	$7.64
Offering price per share	$7.64
Redemption proceeds per share	$7.64

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2023 (unaudited)

Investment Income:
Dividends (including $9,235,128 received from affiliated holdings* and net of foreign taxes withheld of $230,095)	$15,173,194
Interest	2,283,046
TOTAL INCOME	17,456,240
Expenses:
Investment adviser fee (Note 5)	2,262,068
Administrative fee (Note 5)	296,000
Custodian fees	23,360
Transfer agent fees (Note 2)	388,260
Directors’/Trustees’ fees (Note 5)	2,582
Auditing fees	18,733
Legal fees	6,015
Portfolio accounting fees	89,866
Distribution services fee (Note 5)	265,431
Other service fees (Notes 2 and 5)	766,081
Share registration costs	43,699
Printing and postage	30,733
Miscellaneous (Note 5)	16,683
TOTAL EXPENSES	4,209,511
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(490,777)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(257,191)
TOTAL WAIVERS AND REIMBURSEMENTS	(747,968)
Net expenses	3,461,543
Net investment income	13,994,697
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Futures Contracts, Written Options and Swap Contracts:
Net realized loss on investments (including net realized loss of $(1,962,911) on sales of investments in affiliated holdings*)	$(3,495,623)
Net realized gain on foreign currency transactions	25,657
Net realized gain on futures contracts	557,587
Net realized loss on written options	(349,331)
Net realized loss on swap contracts	(946,361)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(655,383) of investments in affiliated holdings*)	(15,009,837)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(9,844)
Net change in unrealized appreciation of futures contracts	(668,409)
Net change in unrealized depreciation of written options	576,645
Net change in unrealized depreciation of swap contracts	1,057,120
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts, written options and swap contracts	(18,262,396)
Change in net assets resulting from operations	$(4,267,699)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2023	Year Ended 11/30/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,994,697	$29,071,486
Net realized gain (loss)	(4,208,071)	12,843,633
Net change in unrealized appreciation/depreciation	(14,054,325)	(124,763,149)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(4,267,699)	(82,848,030)
Distributions to Shareholders:
Class A Shares	(8,057,363)	(15,722,089)
Class B Shares[1]	(58,475)	(576,720)
Class C Shares	(841,143)	(3,187,097)
Class F Shares	(1,561,158)	(3,495,343)
Class R Shares	(21,051)	(36,455)
Institutional Shares	(2,609,319)	(5,932,957)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,148,509)	(28,950,661)
Share Transactions:
Proceeds from sale of shares	68,427,945	135,621,384
Net asset value of shares issued to shareholders in payment of distributions declared	12,412,176	27,345,189
Cost of shares redeemed	(136,644,118)	(266,741,896)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(55,803,997)	(103,775,323)
Change in net assets	(73,220,205)	(215,574,014)
Net Assets:
Beginning of period	790,632,857	1,006,206,871
End of period	$717,412,652	$790,632,857

1	On February 3, 2023, Class B Shares were converted into Class A Shares.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Capital Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is current income and long-term growth of income. Capital appreciation is a secondary objective.
At the close of business on February 3, 2023, Class B Shares were converted into the Fund’s existing Class A Shares pursuant to a Plan of Conversion approved by the Fund’s Board of Trustees (the “Trustees”). The conversion occurred on a tax-free basis. The cash value of a shareholder’s investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of
Semi-Annual Shareholder Report

restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
Semi-Annual Shareholder Report

mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Semi-Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $747,968 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended May 31, 2023, transfer agent fees for the Fund were as shown below. Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to these fees and reimbursements.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$229,413	$(171,574)
Class B Shares	4,894	(1,584)
Class C Shares	37,850	(1,013)
Class F Shares	45,295	(28,784)
Class R Shares	680	—
Institutional Shares	70,128	(52,716)
TOTAL	$388,260	$(255,671)
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to these fees. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$568,736
Class B Shares	6,681
Class C Shares	80,782
Class F Shares	109,882
TOTAL	$766,081
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate,
Semi-Annual Shareholder Report

total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or a specified amount of cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage sector/asset class risk. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap contracts outstanding, at period end, including net unrealized appreciation/depreciation, are listed after the Fund’s Portfolio of Investments.
Semi-Annual Shareholder Report

The average notional amount of swap contracts held by the Fund throughout the period was $20,335,714. This is based on amounts held as of each month-end throughout the six-month period.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration, sector/asset class, yield curve and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $122,986,401 and $57,997,214, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At May 31, 2023, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Semi-Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage security, market and sector/asset class risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period end are listed in the Fund’s Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average market value of purchased put and call options held by the Fund throughout the period was $158,111 and $6,089, respectively. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of written put and call options held by the Fund throughout the period was $81,693 and $70,230, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted
Semi-Annual Shareholder Report

securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for variation margin on futures contracts	$(649,650)*
Equity contracts		—	Written options outstanding, at value	422,500
Equity contracts	Purchased options, within Investment in securities at value	627,500		—
Credit contracts	Swaps, at value	116,019		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$743,519		$(227,150)

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$786,731	$—	$—	$786,731
Equity contracts	—	(229,144)	(1,531,165)	(349,331)	(2,109,640)
Credit contracts	(946,361)	—	—	—	(946,361)
TOTAL	$(946,361)	$557,587	$(1,531,165)	$(349,331)	$(2,269,270)

1	The net realized loss on Purchased Options Contracts is found within the Net realized loss on investments on the Statement of Operations.
Semi-Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$(668,409)	$—	$—	$(668,409)
Equity contracts	—	—	(249,389)	576,645	327,256
Credit contracts	1,057,120	—	—	—	1,057,120
TOTAL	$1,057,120	$(668,409)	$(249,389)	$576,645	$715,967

1	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized depreciation of investments on the Statement of Operations.
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of May 31, 2023, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset In the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Purchased Option Contracts	$627,500	$(422,500)	$—	$205,000

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Written Option Contracts	$422,500	$(422,500)	$—	$—
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2023		Year Ended 11/30/2022
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,066,986	$31,507,817	11,934,022	$98,024,999
Shares issued to shareholders in payment of distributions declared	996,813	7,642,258	1,842,753	14,815,994
Conversion of Class B Shares to Class A Shares[1]	1,800,396	14,259,133	—	—
Shares redeemed	(6,049,977)	(46,717,859)	(10,207,100)	(83,627,999)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	814,218	$6,691,349	3,569,675	$29,212,994
	Six Months Ended 5/31/2023		Year Ended 11/30/2022
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,796,308	$14,259,654	34,207	$294,217
Shares issued to shareholders in payment of distributions declared	7,082	54,856	65,906	535,904
Conversion of Class B Shares to Class A Shares[1]	(1,796,245)	(14,259,133)	—	—
Shares redeemed	(2,026,705)	(16,049,567)	(1,894,808)	(15,670,601)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,019,560)	$(15,994,190)	(1,794,695)	$(14,840,480)
	Six Months Ended 5/31/2023		Year Ended 11/30/2022
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	215,961	$1,672,426	717,803	$5,914,921
Shares issued to shareholders in payment of distributions declared	106,876	820,219	385,737	3,138,428
Shares redeemed	(4,095,888)	(31,743,246)	(12,041,717)	(98,711,514)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(3,773,051)	$(29,250,601)	(10,938,177)	$(89,658,165)
	Six Months Ended 5/31/2023		Year Ended 11/30/2022
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	82,090	$635,827	176,248	$1,447,303
Shares issued to shareholders in payment of distributions declared	192,655	1,475,324	410,853	3,309,569
Shares redeemed	(854,790)	(6,593,108)	(2,020,140)	(16,203,041)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(580,045)	$(4,481,957)	(1,433,039)	$(11,446,169)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2023		Year Ended 11/30/2022
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	19,542	$151,075	35,330	$291,547
Shares issued to shareholders in payment of distributions declared	1,489	11,433	2,379	19,090
Shares redeemed	(3,284)	(25,612)	(12,548)	(107,464)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	17,747	$136,896	25,161	$203,173
	Six Months Ended 5/31/2023		Year Ended 11/30/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,591,441	$20,201,146	3,631,814	$29,648,397
Shares issued to shareholders in payment of distributions declared	313,591	2,408,086	682,953	5,526,204
Shares redeemed	(4,578,291)	(35,514,726)	(6,542,050)	(52,421,277)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,673,259)	$(12,905,494)	(2,227,283)	$(17,246,676)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(7,213,950)	$(55,803,997)	(12,798,358)	$(103,775,323)

1
On February 3, 2023, Class B Shares were converted into Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

4. FEDERAL TAX INFORMATION
At May 31, 2023, the cost of investments for federal tax purposes was $798,578,595. The net unrealized depreciation of investments for federal tax purposes was $86,686,189. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $29,590,113 and unrealized depreciation from investments for those securities having an excess of cost over value of $116,276,302. The amounts presented are inclusive of derivative contracts.
As of November 30, 2022, the Fund had a capital loss carryforward of $187,609,417 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$184,086,676	$3,522,741	$187,609,417
At November 30, 2022, for federal income tax purposes, the Fund had $523,540 in straddle loss deferrals.
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended May 31, 2023, the Adviser voluntarily waived $473,646 of its fee and voluntarily reimbursed $255,671 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2023, the Adviser reimbursed $17,131.
Certain of the Fund’s assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2023, the Sub-Adviser earned a fee of $544,135.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2023, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares, Class F Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class F Shares	0.05%
Class R Shares	0.50%
Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to the Plan at 0.75% of average daily net assets of the Class B Shares.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2023, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$20,044	$—
Class C Shares	242,346	—
Class R Shares	3,041	(1,520)
TOTAL	$265,431	$(1,520)
For the six months ended May 31, 2023, Fund’s Class F Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2023, FSC retained $27,765 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2023, FSC retained $11,029 in sales charges from the sale of Class A Shares. FSC also retained $377, $464, $1,504 and $741 of CDSC relating to redemptions of Class A Shares, Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended May 31, 2023, FSSC received $19,117 of the other service fees disclosed in Note 2.
Semi-Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.88%, 1.72%, 0.89%, 1.13% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2023, were as follows:
Purchases	$163,416,384
Sales	$200,305,366
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022, which was renewed on June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2023, the Fund had no outstanding loans. During the six months ended May 31, 2023, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2023, there were no outstanding loans. During the six months ended May 31, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of
Semi-Annual Shareholder Report

modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2022 to May 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2022	Ending Account Value 5/31/2023	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$994.50	$4.38
Class C Shares	$1,000	$991.50	$8.54
Class F Shares	$1,000	$994.40	$4.43
Class R Shares	$1,000	$994.10	$4.82[2]
Institutional Shares	$1,000	$995.80	$3.13
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.54	$4.43
Class C Shares	$1,000	$1,016.36	$8.65
Class F Shares	$1,000	$1,020.49	$4.48
Class R Shares	$1,000	$1,020.09	$4.89[2]
Institutional Shares	$1,000	$1,021.79	$3.18

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.88%
Class C Shares	1.72%
Class F Shares	0.89%
Class R Shares	0.97%
Institutional Shares	0.63%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class R Shares current Fee Limit of 1.13% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.62 and $5.69, respectively.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Capital Income Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Investment Management Company (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also
Semi-Annual Shareholder Report

considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Advisers’ investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the
Semi-Annual Shareholder Report

Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
Semi-Annual Shareholder Report

Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
Semi-Annual Shareholder Report

Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the
Semi-Annual Shareholder Report

Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Semi-Annual Shareholder Report

Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information
Semi-Annual Shareholder Report

security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Income Securities Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Capital Income Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
Semi-Annual Shareholder Report

the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Capital Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C878
CUSIP 31420C852
CUSIP 31420C845
CUSIP 31420C613
CUSIP 31420C621
8092606 (7/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 21, 2023

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 21, 2023